Expense Example - Macquarie Multi-Asset Income Fund	Class A Expense Example, with Redemption, 1 Year	Class A Expense Example, with Redemption, 3 Years	Class A Expense Example, with Redemption, 5 Years	Class A Expense Example, with Redemption, 10 Years	Class C Expense Example, with Redemption, 1 Year	Class C Expense Example, with Redemption, 3 Years	Class C Expense Example, with Redemption, 5 Years	Class C Expense Example, with Redemption, 10 Years	Class I Expense Example, with Redemption, 1 Year	Class I Expense Example, with Redemption, 3 Years	Class I Expense Example, with Redemption, 5 Years	Class I Expense Example, with Redemption, 10 Years	Class R6 Expense Example, with Redemption, 1 Year	Class R6 Expense Example, with Redemption, 3 Years	Class R6 Expense Example, with Redemption, 5 Years	Class R6 Expense Example, with Redemption, 10 Years	Class Y Expense Example, with Redemption, 1 Year	Class Y Expense Example, with Redemption, 3 Years	Class Y Expense Example, with Redemption, 5 Years	Class Y Expense Example, with Redemption, 10 Years
USD ($)	672	984	1,319	2,262	279	665	1,177	2,585	78	357	657	1,510	66	329	611	1,416	103	434	789	1,789